ClearShares Piton Intermediate Fixed Income ETF
Schedule of Investments
February 28, 2021 (Unaudited)

Principal Amount	Security Description	Value
	CERTIFICATES OF DEPOSIT - 0.8%
	Finance and Insurance - 0.8%
	Greenstate Credit Union, 0.30%
$250,000	07/29/2022, 0.300%	$250,791
	TOTAL CERTIFICATES OF DEPOSIT (Cost $249,438)	250,791

	CORPORATE BONDS - 47.0%
	Accommodation and Food Services - 1.3%
	McDonald's Corporation
400,000	01/15/2022, 2.625%	408,183

	Administrative and Support and Waste Management and Remediation Services - 1.0%
	Private Export Funding Corporation
312,000	12/15/2021, 4.300%	321,776

	Finance and Insurance - 15.0%
	American Express Company
300,000	11/05/2021, 0.795% (a)	301,002
	Bank of America Corporation
375,000	01/11/2023, 3.300%	395,915
	Bank of New York Mellon Corporation
210,000	08/16/2023, 2.200%	219,086
	Berkshire Hathaway, Inc.
336,000	03/15/2026, 3.125%	368,237
	BlackRock, Inc.
332,000	03/15/2027, 3.200%	368,345
	Capital One Financial Corporation
400,000	01/29/2024, 3.900%	434,913
	Caterpillar Financial Services Corporation
317,000	05/13/2022, 0.950%	319,519
	Goldman Sachs Group, Inc.
350,000	04/26/2022, 3.000%	351,365
	Intercontinental Exchange, Inc.
300,000	10/15/2023, 4.000%	327,512
	JPMorgan Chase & Company
300,000	02/16/2025, 0.563% (b)	299,145
	Morgan Stanley
400,000	11/10/2023, 0.560% (b)	400,520
	State Street Corporation
400,000	08/18/2025, 3.550%	444,228
	Truist Bank
300,000	05/17/2022, 2.800%	308,521
	UnitedHealth Group, Inc.
300,000	05/15/2030, 2.000%	299,040
		4,837,348

	Information - 3.4%
	Microsoft Corporation
400,000	02/06/2024, 2.875%	427,741
	Oracle Corporation
300,000	10/15/2022, 2.500%	310,881
	Verizon Communications, Inc.
325,000	03/22/2030, 3.150%	347,292
		1,085,914
	Manufacturing - 16.4%
	Alphabet, Inc.
400,000	08/15/2026, 1.998%	419,819
	Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.
325,000	02/01/2026, 3.650%	359,773
	Apple, Inc.
300,000	05/03/2023, 2.400%	313,484
	Chevron Corporation
400,000	05/11/2023, 1.141%	407,025
	Coca-Cola Company
400,000	10/27/2025, 2.875%	434,966
	Exxon Mobil Corporation
325,000	03/19/2025, 2.992%	349,957
	General Mills, Inc.
150,000	04/16/2021, 3.200%	150,529
	Honeywell International, Inc.
277,000	08/19/2022, 0.483%	277,331
	Intel Corporation
400,000	07/29/2025, 3.700%	443,616
	J.M. Smucker Company
400,000	03/15/2025, 3.500%	437,337
	Johnson & Johnson
400,000	09/01/2027, 0.950%	392,933
	PepsiCo, Inc.
400,000	03/01/2024, 3.600%	436,313
	Pfizer, Inc.
316,000	06/03/2026, 2.750%	342,105
	Procter & Gamble Company
500,000	10/29/2025, 0.550%	492,923
		5,258,111
	Mining, Quarrying, and Oil and Gas Extraction - 1.0%
	Shell International Finance BV
300,000	11/07/2029, 2.375%	307,928

	Professional, Scientific, and Technical Services - 0.9%
	International Business Machines Corporation
300,000	01/27/2022, 2.500%	306,151

	Real Estate and Rental and Leasing - 0.5%
	Toyota Motor Credit Corporation
150,000	10/14/2022, 0.350%	150,309

	Retail Trade - 4.9%
	Amazon.com, Inc.
325,000	08/22/2024, 2.800%	349,354
	Costco Wholesale Corporation
400,000	06/20/2027, 1.375%	401,954
	CVS Health Corporation
300,000	03/09/2023, 3.700%	319,159
	Walmart, Inc.
450,000	06/26/2028, 3.700%	513,884
		1,584,351
	Transportation and Warehousing - 1.3%
	FedEx Corporation
400,000	02/01/2025, 3.200%	433,243
	Wholesale Trade - 1.3%
	Sysco Corporation
317,000	04/01/2030, 5.950%	405,429
	TOTAL CORPORATE BONDS (Cost $15,237,271)	15,098,743

Shares	EXCHANGE-TRADED FUNDS - 6.9%
	Finance and Insurance - 6.9%
22,241	ClearShares Ultra-Short Maturity ETF (c)	2,225,546
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,226,324)	2,225,546

Principal Amount	FOREIGN GOVERNMENT NOTES/BONDS - 0.4%
	Israel Government AID Bond
120,000	04/26/2024, 5.500%	138,703
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $139,517)	138,703

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUE - 21.1%
	Federal Farm Credit Banks Funding Corporation
150,000	02/10/2025, 0.320%	148,501
	Federal Home Loan Banks
500,000	10/21/2022, 0.125%	499,896
350,000	03/23/2026, 1.000%	348,190
300,000	02/26/2027, 0.900%	294,298
	Federal Home Loan Mortgage Corporation
500,000	04/20/2023, 0.375%	502,476
1,000,000	10/16/2023, 0.125%	996,479
500,000	05/15/2024, 0.360%	499,543
500,000	10/28/2024, 0.410%	500,643
1,000,000	07/21/2025, 0.375%	987,420
	Federal National Mortgage Association
200,000	01/11/2022, 2.625%	204,357
540,000	04/22/2025, 0.625%	540,046
800,000	10/08/2027, 0.750%	779,015
500,000	08/05/2030, 0.875%	469,368
	TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUE (Cost $6,831,640)	6,770,232

	MUNICIPAL BONDS - 1.5%
	City of Austin, Texas Electric Utility Revenue
200,000	11/15/2025, 2.677%	217,362
	City of Pasadena, California
245,000	05/01/2030, 4.050%	276,431
	TOTAL MUNICIPAL BONDS (Cost $498,460)	493,793

	U.S. GOVERNMENT AGENCY ISSUES - 0.5%
	Tennessee Valley Authority
150,000	02/01/2027, 2.875%	166,050
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $168,913)	166,050

	US GOVERNMENT NOTES/BONDS - 19.1%
	U.S. Treasury Bonds - 2.1%
	United States Treasury Inflation Indexed Bonds
507,960	07/15/2030, 0.125%	553,649
100,061	01/15/2031, 0.125%	108,482
		662,131

	U.S. Treasury Notes - 17.0%
	United States Treasury Notes
500,000	10/31/2022, 0.125%	499,902
1,350,000	10/15/2023, 0.125%	1,345,570
2,750,000	09/30/2025, 0.250%	2,694,732
1,000,000	08/15/2030, 0.625%	928,750
		5,468,954
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $6,231,386)	6,131,085

Shares	SHORT-TERM INVESTMENTS - 4.4%
	Money Market Funds - 4.4%
1,411,755	First American Government Obligations Fund, Class X, 0.03% (d)	1,411,755
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,411,755)	1,411,755
	TOTAL INVESTMENTS - 101.7% (Cost $32,994,704)	32,686,698
	Liabilities in Excess of Other Assets - (1.7)%	(547,714)
	NET ASSETS - 100.0%	$32,138,984

	Percentages are stated as a percent of net assets.

(a)	Floating rate security based on a reference index and spread. Rate disclosed is the rate in effect as of February 28, 2021.
(b)	Variable rate security. Rate disclosed is the rate in effect as of February 28, 2021.
(c)	Affiliated exchange-traded fund.
(d)	Rate shown is the annualized seven-day yield as of February 28, 2021.

Summary of Fair Value Disclosure at February 28, 2021 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2021:

ClearShares Piton Intermediate Fixed Income ETF
Assets		Level 1	Level 2	Level 3	Total
Certificates of Deposit		$-	250,791	-	$250,791
Corporate Bonds		-	15,098,743	-	15,098,743
Exchange-Traded Funds		2,225,546	-	-	2,225,546
Foreign Government Notes/Bonds		-	138,703	-	138,703
Mortgage Backed Securities - U.S. Government Agency		-	6,770,232	-	6,770,232
Municipal Bonds		-	493,793	-	493,793
U.S. Government Agency Issues		-	166,050	-	166,050
U.S. Government Notes/Bonds		-	6,131,085	-	6,131,085
Short-Term Investments		1,411,755	-	-	1,411,755
Total Investments in Securities		$3,637,301	$29,049,397	$-	$32,686,698

^ See Schedule of Investments for further disaggregation of investment categories.

For the period ended February 28, 2021, there were no transfers into or out of Level 3 for the Fund.

Transactions with Affiliated Securities (Unaudited)

Investments in ClearShares Ultra-Short Maturity ETF
Beginning Value at June 1, 2020	$-
Gross Purchases	2,226,324
Gross Sales	-
Net Change in Unrealized Appreciation (Depreciation)	(778)
Net Realized Gain (Loss) on Sales	-
Value as of February 28, 2021	$2,225,546
Shares held at February 28, 2021	22,241
Dividend Income	$2,581